SCHEDULE OF INVESTMENTS

Ivy Municipal High Income Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
Alabama - 4.2%
AL 21st Century Auth, Tob Stlmt Rev Bonds, Ser 2012-A, 5.000%, 6-1-21	$1,000	$1,020
AL Econ Stlmt Auth, BP Stlmt Rev Bonds, Ser 2016A, 4.000%, 9-15-33	9,000	10,150
Fairfield, AL, GO Warrants, Ser 2012, 6.000%, 6-1-37(A)	8,485	6,788
Jefferson Cnty, AL, Swr Rev Bonds, Ser 2013-D, 6.500%, 10-1-53	10,470	12,336
Lower AL Gas Dist, Gas Proj Rev Bonds, Ser 2016A, 5.000%, 9-1-46	6,000	8,983
UAB Medicine Fin Auth, Rev Bonds, Ser 2019B, 4.000%, 9-1-48	2,500	2,900

		42,177

Alaska - 1.0%
Northn Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds, 5.000%, 6-1-46	10,000	10,148

Arizona - 3.0%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B (3-Month U.S. LIBOR*0.67 plus 81 bps), 1.770%, 1-1-37(B)	10,000	9,436
AZ Indl Dev Auth, Edu Rev and Rfdg Bonds (AZ Agribusiness & Equine Ctr, Inc. Proj), Ser 2017B, 5.000%, 3-1-42	1,500	1,658

City of Phoenix Civic Impvt Corp., Jr Lien Arpt Rev Bonds, Ser 2019B, 3.250%, 7-1-49	1,555	1,634
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Sch - Pima Proj), Tax-Exempt Ser 2014A, 7.000%, 12-15-43	1,500	1,675
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12-1-27	2,390	2,456
6.000%, 12-1-32	1,430	1,463
6.250%, 12-1-42	2,150	2,197
6.250%, 12-1-46	2,500	2,552
Maricopa Cnty Indl Dev Auth, Rev Bonds (Banner Hlth), Ser 2019A, 4.000%, 1-1-44	5,000	5,898
Phoenix, AZ, Indl Dev Auth, Student Hsng Rfdg Rev Bonds (Downtown Phoenix Student Hsng LLC - AZ State Univ Proj), Ser 2018A, 5.000%, 7-1-42	1,000	1,092

		30,061

California - 8.9%
CA Cnty Tob Securitization Agy, Tob Stlmt Asset-Bkd Bonds (Stanislaus Cnty Tob Funding Corp.), Ser 2006, 0.000%, 6-1-55(C)	6,250	539
CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2016A:
5.000%, 7-1-41	1,750	1,919
5.000%, 7-1-46	1,670	1,819

CA Muni Fin Auth, Rev Bonds (Ret Hsng Fndtn Oblig Group), Ser 2017A, 5.000%, 11-15-31	750	922
CA Muni Fin Auth, Rev Rfdg Bonds (HumanGood Oblig Group), Ser 2019A:
4.000%, 10-1-44	2,000	2,199
5.000%, 10-1-44	2,000	2,335
CA Muni Fin Auth, Sr Lien Rev Bonds (LINXS APM Proj), Ser 2018A:
4.000%, 12-31-47	6,650	7,266
5.000%, 12-31-47	1,500	1,761
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A, 5.000%, 10-1-42	1,200	1,251
CA Sch Fin Auth, Charter Sch Rev Bonds (Rocketship Pub Sch - Oblig Group), Ser 2017G:
5.000%, 6-1-47	675	747
5.000%, 6-1-53	675	744
CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch - Oblig Group), Ser 2016, 5.000%, 8-1-41	1,500	1,721
CA Statewide Cmnty Dev Auth, Rev Bonds (Lancer Plaza Proj), Ser 2013:
5.625%, 11-1-33	1,400	1,517
5.875%, 11-1-43	1,890	2,039
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A:
5.000%, 12-1-46	3,000	3,338
5.250%, 12-1-56	2,500	2,814

CA Statewide Cmnty Dev Auth, Rfdg Rev Bonds (CA Baptist Univ), Ser 2017A, 5.000%, 11-1-41	1,000	1,130
CA Statewide Cmnty Dev Auth, Student Hsng Rfdg Rev Bonds (Univ of CA, Irvine East Campus Apt, CHF-Irvine LLC), Ser 2016, 5.000%, 5-15-40	1,500	1,664
Cert of Part, Oro Grande Elem Sch Dist, Ser 2013, 5.125%, 9-15-42	2,760	2,980
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-1 (Insured by AGM), 3.950%, 1-15-53	2,800	3,101
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-2 (Insured by AGM), 3.500%, 1-15-53	1,600	1,751
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2017A-1, 5.000%, 6-1-29	1,250	1,540
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A, 5.000%, 6-1-35	6,265	7,341
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-1, 5.000%, 6-1-47	2,000	2,075

Los Angeles, CA, Dept of Arpts, Los Angeles Intl Arpt Sub Rev Bonds, Ser 2019F, 3.000%, 5-15-49	3,030	3,178
Palamar Hlth, Rfdg Rev Bonds, Ser 2016, 4.000%, 11-1-39	4,375	4,775
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8-1-28	1,000	1,005
8.000%, 8-1-38	1,500	1,508
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011:
8.000%, 12-1-26	1,400	1,487
8.000%, 12-1-31	9,400	9,972
7.500%, 12-1-41	4,000	4,219
San Diego, CA, Tob Stlmt Rev Funding Corp., Tob Stlmt Bonds, Ser 2018C, 4.000%, 6-1-32	830	900
San Francisco City and Cnty Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2019A, 4.000%, 5-1-49	1,250	1,420
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012, 6.000%, 9-1-42	4,000	4,243
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds, Ser 2019B-1, 5.000%, 6-1-48	1,000	1,216

		88,436

Colorado - 2.9%
AR River Power Auth, CO Power Supply Sys Rev Rfdg Bonds, Ser 2018A, 5.000%, 10-1-43	5,000	5,828

Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2010, 6.125%, 10-1-40	5,000	5,016
CO High Performance Trans Enterprise, U.S. 36 and I-25 Managed Lanes Sr Rev Bonds, Ser 2014, 5.750%, 1-1-44	3,250	3,486
CO Hlth Fac Auth, Rev Bonds (NJH-SJH Ctr for Outpatient Hlth Proj), Ser 2019, 4.000%, 1-1-50	2,500	2,860
CO Hlth Fac Auth, Rev Rfdg Bonds (SCL Hlth Sys), Ser 2019A, 4.000%, 1-1-38	1,000	1,198
Denver, CO, Dept of Aviation, Arpt Sys Sub Rev Bonds, Ser 2018A, 4.000%, 12-1-48	5,000	5,548
Pub Auth for CO Enrg, Natural Gas Purchase Rev Bonds, Ser 2008, 6.500%, 11-15-38	3,000	4,772

		28,708

Connecticut - 0.3%
CT Hlth and Edu Fac Auth, Hlthcare Fac Expansion Rev Bonds (Church Home of Hartford, Inc. Proj), Ser 2016A:
5.000%, 9-1-46	1,000	1,045
5.000%, 9-1-53	1,600	1,663

		2,708

District Of Columbia - 1.4%
DC Water and Sewer Auth, Pub Util Sub Lien Rev Bonds, Ser 2019A, 4.000%, 10-1-49	3,000	3,529

Metro WA Arpt Auth, Dulles Toll Road Sub Lien Revand Rfdg Bonds (Dulles Metrorail and Cap Impvt Proj), Ser 2019B, 3.000%, 10-1-50	5,000	5,171
Metro WA DC Arpt Auth, Arpt Sys Rev and Rfdg Bonds, Ser 2019A, 5.000%, 10-1-49	3,250	4,034
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B, 6.500%, 10-1-44	1,000	1,322

		14,056

Florida - 4.8%
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2014A, 6.125%, 6-15-44	5,300	5,741
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2015A, 6.000%, 6-15-35	2,000	2,267
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2020C, 5.000%, 9-15-50	2,000	2,173
FL Dev Fin Corp., Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A, 7.250%, 10-1-38	1,815	1,821
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012, 6.500%, 10-1-47	9,835	10,879

Martin Cnty Hlth Fac Auth, Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2019A, 4.000%, 1-1-46	16,500	19,171
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2019A, 4.000%, 10-1-44	1,500	1,690
Mid-Bay Bridge Auth, 1st Sr Lien Rev Bonds, Ser 2015A, 5.000%, 10-1-40	2,000	2,265
Osceola Cnty, Expressway Sys Rev Bonds (Poinciana Prkwy Proj), Ser 2014A, 5.375%, 10-1-47	2,000	2,380

		48,387

Georgia - 1.9%
Burke Cnty, GA, Dev Auth, Pollutn Ctl Rev Bonds (Oglethorpe Power Corp. Vogtle Proj), Ser 2013A, 1.500%, 1-1-40	700	715
Cobb Cnty, GA, Dev Auth Sr Living Rfdg Rev Bonds (Provident Vlg Creekside Proj), Ser 2016A:
6.000%, 7-1-36	750	563
6.000%, 7-1-51	4,000	2,804
Hosp Auth of Hall Cnty and the City of Gainesville, Rev Anticipation Certs (NE GA Hlth Sys, Inc. Proj), Ser 2020A, 3.000%, 2-15-47	3,775	3,977
Main Street Natural Gas, Inc., Gas Supply Rev Bonds, Ser 2019A, 4.000%, 5-15-39	5,500	6,275

Savannah Econ Dev Auth, Rfdg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2013, 7.250%, 1-1-49	4,000	4,813

		19,147

Hawaii - 0.2%
Kaua’I Cmnty Fac Dist No. 2008-1 (Kukul’ula Dev Proj), Spl Tax Rev Bonds, Ser 2012, 5.750%, 5-15-42	2,000	2,075

Illinois - 6.6%
Chicago Midway Arpt, Second Lien Rev Rfdg Bonds, Ser 2013B, 5.000%, 1-1-35	3,000	3,233
Chicago Multi-Fam Hsng, Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013, 6.125%, 12-1-43	8,700	6,402
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2018B (Insured by AGM), 4.000%, 1-1-44	5,000	5,696
Chicago O’Hare Intl Arpt, Gen Arpt Third Lien Rev Bonds, Ser 2011A: 5.750%, 1-1-39	1,000	1,000
Chicago O’Hare Intl Arpt, Sr Spl Fac Rev Bonds (Trips Oblig Group), Ser 2018, 5.000%, 7-1-48	1,000	1,157
City of Chicago, Gen Arpt Sr Lien Rev and Rev Rfdg Bonds (Chicago O’Hare Intl Arpt), Ser 2018A (Insured by AGM), 4.375%, 1-1-53	5,000	5,658

IL Fin Auth, Multi-Family Hsng Rev Bonds (St. Anthony of Lansing Proj), Ser 2012, 6.500%, 12-1-32	4,525	4,543
IL Fin Auth, Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012, 5.625%, 5-15-42	5,300	5,684
IL Fin Auth, Rev Bonds (NW Mem Hlthcare), Ser 2017A, 4.000%, 7-15-47	5,000	5,642
IL GO Bonds, Ser 2016, 4.000%, 6-1-32	6,410	6,823
SW IL Dev Auth, Local Govt Prog Rev Bonds (City of Belleville-Carlyle/Green Mount Redev Proj - Tax Increment and Sales Tax), Ser 2011A, 7.000%, 7-1-41	6,000	6,006
Upper IL River Vly Dev Auth, Multi-Fam Hsng Rev Bonds (Deer Park of Huntley Proj), Ser 2012, 6.500%, 12-1-32	4,700	4,737
Vlg of East Dundee, Kane and Cook Cnty, IL, Ltd. Oblig Tax Incr Rev Bonds (Route 25 South Redev Proj), Ser 2012, 5.625%, 12-1-31	1,505	1,508
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011, 8.000%, 10-1-36	7,525	7,756
		65,845

Indiana - 1.8%
IN Fin Auth, Midwestn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A, 5.000%, 6-1-39	5,000	5,190

IN Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2019A, 4.000%, 1-1-39	5,000	5,934
Terre Haute, IN, Rev Bonds (Westminister Vlg Proj), Ser 2012, 6.000%, 8-1-39	4,000	4,096
Whiting, IN, Redev Dist Tax Incr Rev Bonds, Ser 2016, 4.000%, 1-15-32	2,600	2,545

		17,765

Iowa - 0.3%
IA Fin Auth, Rev and Rfdg Bonds (Childserve Proj), Ser 2015B, 5.000%, 6-1-36	2,425	2,500

Kansas - 1.3%
Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj), Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A, 7.625%, 8-1-37	7,500	7,720
Lenexa, KS, Hlth Care Fac Rev Bonds (Lakeview Village, Inc.), Ser 2018A:
4.000%, 5-15-34	1,000	1,020
5.000%, 5-15-39	1,500	1,630
Unif Govt of Wyandotte Cnty, Kansas City, KS, Spl Oblig Rfdg and Impvt Rev Bonds (Wyandotte Plaza Redev Proj), Ser 2016, 5.000%, 12-1-34	3,000	3,037

		13,407

Kentucky - 1.8%
Kenton Cnty Arpt Board, Cincinnati/Northn KY Intl Arpt Rev Bonds, Ser 2019:
5.000%, 1-1-44	2,250	2,777
5.000%, 1-1-49	2,250	2,752

KY Muni Power Agy, Power Sys Rev Rfdg Bonds (Prarie State Proj), Ser 2019A, 4.000%, 9-1-45	1,500	1,664
KY Pub Trans Infra Auth, First Tier Toll Rev Bonds, Ser 2013A, 5.750%, 7-1-49	4,000	4,406
Pub Enrg Auth of KY, Gas Supply Rev Bonds, Ser 2018B, 4.000%, 1-1-49	5,000	5,622
Trimble, KY, Pollutn Ctl Rev Rfdg Bonds (Louisville Gas and Elec Co. Proj), Ser 2016A (3-Month U.S. LIBOR), 1.300%, 9-1-44(B)	500	508

		17,729

Louisiana – 0.0%
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj - Phase IIA), Ser 2014A, 8.375%, 7-1-39(A)	13,547	—	*
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B, 10.500%, 7-1-39(A)	12,202	—	*
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2015, 7.750%, 7-1-39(A)	1,977	—	*

		—	*

Maine - 0.1%
ME Fin Auth, Solid Waste Disp Rev Bonds (Casella Waste Sys, Inc. Proj), Ser 2015R-2, 4.375%, 8-1-35	1,000	1,107

Massachusetts - 0.5%
Cmnwlth of MA, GO Bonds, Consolidated Loan of 2020, Ser C, 2.750%, 3-1-50	5,000	5,300

Michigan - 3.6%
Detroit, MI, GO Bonds, Ser 2004-A (1) (Insured by AMBAC), 5.250%, 4-1-23	220	220
MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser 2019MI-A, 3.000%, 12-1-49	12,000	12,699
MI Fin Auth, Hosp Rev Bonds (Henry Ford Hlth Sys), Ser 2019A, 4.000%, 11-15-50	2,000	2,311
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Hanley Intl Academy, Inc. Proj), Ser 2010A, 6.125%, 9-1-40	4,535	4,541
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A:
5.900%, 12-1-30	2,000	2,002
6.500%, 12-1-40	3,000	3,003
MI Pub Edu Fac Auth, Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2005A, 5.875%, 12-1-30	1,720	1,722
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Backed Bonds, Ser 2008A, 5.000%, 6-1-40	6,740	7,976
The Econ Dev Corp. of Dearborn, MI, Ltd. Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008, 7.000%, 11-15-38(A)	2,400	1,560

		36,034

Missouri - 2.0%
Branson, MO, Indl Dev Auth, Tax Incr Rfdg Rev Bonds (Branson Shoppes Redev Proj), Ser 2017A, 3.900%, 11-1-29	740	743
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12-1-31	675	439
6.125%, 12-1-36	875	569
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10-1-21	130	129
5.400%, 10-1-26	1,145	1,064
5.500%, 10-1-31	1,925	1,674
5.550%, 10-1-36	1,725	1,416
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (Mosaic Hlth Sys), Ser 2019A, 4.000%, 2-15-54	1,695	1,930
Kirkwood, MO, Indl Dev Auth, Ret Cmnty Rev Bonds (Aberdeen Heights), Ser 2017A, 5.250%, 5-15-50	4,000	4,313
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008, 0.000%, 4-1-55(C)	3,376	591
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7-15-36(C)	2,250	1,464
0.000%, 7-15-37(C)	4,000	2,507

Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007, 5.750%, 4-1-27(A)	1,250	325
Tax Incr Fin Comsn of Kansas City, MO, Tax Incr Rev Bonds (Brywood Ctr Proj), Ser 2010A, 8.000%, 4-1-33(A)	3,950	1,580
The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006, 5.750%, 12-1-28(A)	1,000	170
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007, 5.750%, 3-1-29(A)	2,185	1,355

		20,269

Montana - 0.1%
MT Fac Fin Auth, Rev Rfdg Bonds (SCL Hlth Sys), Ser 2019A, 4.000%, 1-1-38	1,000	1,198

Nebraska - 1.1%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9-1-37	8,000	8,595
5.000%, 9-1-42	2,000	2,141

		10,736

Nevada - 1.0%
Director of the State of NV, Dept of Business and Industry Charter Sch Lease Rev Bonds (Somerset Academy), Ser 2015A, 5.125%, 12-15-45	2,515	2,658

NV Dept of Business and Industry, Charter Sch Lease Rev Bonds (Somerset Academy), Ser 2018A, 5.000%, 12-15-48	500	525
Reno, NV, Cap Impvt Rev Rfdg Bonds, Ser 2019A-1:
3.750%, 6-1-39	3,165	3,480
4.000%, 6-1-46	2,000	2,229
Reno, NV, First Lien Sales Tax Rev Rfdg Bonds (Retrac-Reno Trans Rail Access Corridor Proj), Ser 2018A (Insured by AGM), 5.000%, 6-1-48	1,000	1,109

		10,001

New Hampshire - 0.4%
Natl Fin Auth (NH), Res Recovery Rfdg Rev Bonds (Covanta Proj), Ser 2020B, 3.750%, 7-1-45	2,000	2,027
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A, 6.875%, 7-1-41	2,300	2,374

		4,401

New Jersey - 2.1%
NJ Econ Dev Auth, Cigarette Tax Rev Rfdg Bonds, Ser 2012:
5.000%, 6-15-26	1,000	1,048
5.000%, 6-15-28	1,000	1,045
5.000%, 6-15-29	500	521
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds (Univ Hosp Issue), Ser 2015A, 5.000%, 7-1-46	2,355	2,650
NJ Tpk Auth, Tpk Rev Bonds, Ser 2019A, 4.000%, 1-1-48	2,500	2,866
NJ Trans Trust Fund Auth, Trans Prog Bonds, Ser 2019AA, 4.500%, 6-15-49	5,000	5,673

Tob Stlmt Fin Corp., Tob Stlmt Bonds, Ser 2018B, 5.000%, 6-1-46	6,000	7,008

		20,811

New Mexico - 0.5%
NM Hosp Equip Loan Council, Hosp Impvt and Rfdg Rev Bonds (Gerald Champion Rgnl Med Ctr Proj), Ser 2012A, 5.500%, 7-1-42	4,750	5,000

New York - 5.8%
Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A (Insured by AGM), 5.000%, 10-1-22	55	55
Metro Trans Auth, Trans Rev Green Bonds, Ser 2019B, 4.000%, 11-15-50	5,000	5,460
MTA Hudson Rail Yards Trust Oblig, Ser 2016A, 5.000%, 11-15-56	5,000	5,418
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A4, 6.700%, 1-1-49	8,750	4,813
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A5, 6.700%, 1-1-49	2,843	1,564
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014B, 5.500%, 1-30-21(A)	368	294

Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014C, 2.000%, 1-1-49	11,208	1,121
Nassau Cnty Tob Stlmnt Corp., Tob Stlmnt Asset-Bkd Bonds, Ser 2006A-3 Sr Current Int Bonds, 5.125%, 6-1-46	10,000	10,107
NY Cntys Tob Trust VI, Tob Stlmt Pass-Through Bonds, Ser 2016A, 5.000%, 6-1-51	1,000	1,052
NY Envirnmt Fac Corp., Solid Waste Disp Rev Bonds (Casella Waste Sys, Inc. Proj), Ser 2020, 2.750%, 9-1-50	1,000	1,035
NY Trans Dev Corp., Spl Fac Rev Bonds (Delta Air Lines, Inc. - LaGuardia Arpt Terminals C&D Redev Proj), Ser 2018, 4.000%, 1-1-36	1,000	1,096
NYC Indl Dev Agy, Pilot Rev Rfdg Bonds (Yankee Stadium Proj), Ser 2020A, 3.000%, 3-1-49	1,000	1,044
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Fiscal 2020 Ser DD-1, 3.000%, 6-15-50	5,500	5,905
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Fiscal 2021 Ser AA-1, 3.000%, 6-15-50	10,000	10,772

The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012, 6.500%, 1-1-46	4,900	4,943
Westchester Tob Asset Securitization Corp., Tob Stlmt Bonds, Ser 2016B, 5.000%, 6-1-41	2,500	2,945

		57,624

North Carolina - 1.4%
NC Med Care Comsn, Hlth Care Fac Rev Bonds (Novant Hlth Oblig Group), Ser 2019A, 3.125%, 11-1-49	8,500	9,077
NC Tpk Auth, Monroe Expressway Toll Rev Bonds, Ser 2016C, 0.000%, 7-1-41(C)	4,160	1,713
NC Tpk Auth, Triangle Expressway Sys Sr Lien Rev Bonds, Ser 2019:
3.000%, 1-1-42	2,000	2,150
4.000%, 1-1-55	1,000	1,143

		14,083

Ohio - 2.8%
Buckeye Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Rfdg Bonds, Ser 2020A-2, 3.000%, 6-1-48	3,000	3,100
Buckeye Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Rfdg Bonds, Ser 2020B-2, 5.000%, 6-1-55	10,000	11,321
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Flats East Dev Proj), Ser 2010B, 7.000%, 5-15-40	2,335	2,340

Cnty of Muskingum, OH, Hosp Fac Rev Bonds (Genesis Hlth Care Sys Oblig Group Proj), Ser 2013, 5.000%, 2-15-48	5,000	5,191
OH Hosp Rev Bonds (Univ Hosp Hlth Sys, Inc.), Ser 2020A, 3.000%, 1-15-45	4,250	4,466
Summit Cnty Port Auth, OH (Cleveland - Flats East Dev Proj), Ser 2010B, 6.875%, 5-15-40	1,120	1,124

		27,542

Oklahoma - 0.4%
OK Dev Fin Auth, Hlth Sys Rev Bonds (OU Medicine Proj), Ser 2018B, 5.500%, 8-15-57	3,000	3,582

Oregon - 3.4%
Hosp Fac Auth of Salem, OR, Rev Rfdg Bonds (Cap Manor, Inc.), Ser 2012, 6.000%, 5-15-42	1,900	1,982
Port of Portland, OR, Portland Intl Arpt Passenger Fac Charge Rev Bonds, Ser 2011A, 5. 500%, 7-1-30	5,000	5,115
Port of Portland, OR, Portland Intl Arpt Rev Bonds, Ser Twenty-Five B, 5.000%, 7-1-49	3,000	3,653
Port of Portland, OR, Portland Intl Arpt Rev Bonds, Ser Twenty-Seven A, 4.000%, 7-1-50	18,460	20,895
Salem, OR, Hosp Fac Auth, Rev Bonds (Capital Manor Proj), Ser 2018, 5.000%, 5-15-53	1,895	2,052

		33,697

Pennsylvania - 5.6%
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012, 5.250%, 1-1-41	3,000	3,030
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A, 6.125%, 8-15-40	14,290	14,298
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E, 6.375%, 12-1-38	13,500	17,826
Philadelphia Auth for Indl Dev, Charter Sch Rev Bonds (MaST Cmnty Charter Sch II Proj), Ser 2020, 5.000%, 8-1-50	375	440
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011:
7.150%, 12-15-36	6,000	6,390
7.625%, 12-15-41	6,925	7,406
Philadelphia Auth Indl Dev, Rev Bonds (New Foundations Charter Sch Proj), Ser 2012, 6.625%, 12-15-41	3,500	3,930
Wilkes-Barre Area Sch Dist, Luzerne Cnty, PA, GO Bonds, Ser 2019, 4.000%, 4-15-54	2,500	2,860

		56,180

Rhode Island - 0.5%
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015B, 5.000%, 6-1-50	5,000	5,452

South Carolina - 0.2%
Piedmont Muni Pwr Agy, SC, Elec Rev Rfdg Bonds, Ser 2008C, 5.750%, 1-1-34	1,550	1,584

Tennessee - 0.6%
Metro Nashville Arpt Auth, Arpt Impvt Rev Bonds, Ser 2015A, 5.000%, 7-1-40	3,000	3,457
Metro Nashville Arpt Auth, Sub Arpt Rev Bonds, Ser 2019A, 4.000%, 7-1-54	1,875	2,159

		5,616

Texas - 15.4%
Arlington Higher Edu Fin Corp., Edu Rev Bonds (Kipp Texas, Inc.), Ser 2019, 3.000%, 8-15-49	4,000	4,319
Arlington Independent Sch Dist, Unlimited Tax SchBldg and Rfdg Bonds (Tarrant Cnty, TX), Ser 2020, 4.000%, 2-15-45	2,000	2,414
Arlington, TX, Higher Edu Fin Corp., Rev Bonds (Newman Intl Academy), Ser 2016A, 5.375%, 8-15-36	4,585	5,096
Austin, TX, Arpt Sys Rev Rfdg Bonds, Ser 2019:
5.000%, 11-15-24	1,650	1,925
5.000%, 11-15-25	1,500	1,810
Bexar Cnty Hlth Fac Dev Corp., Rev Rfdg Bonds (Army Ret Residence Fndtn Proj), Ser 2016, 5.000%, 7-15-41	5,395	5,734
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1-1-36(C)	2,500	1,754
0.000%, 1-1-40(C)	2,000	1,237
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2015A, 5.000%, 1-1-45	4,000	4,566

Cent TX Rgnl Mobility Auth, Sr Lien Rev Rfdg Bonds, Ser 2016, 5.000%, 1-1-46	2,000	2,307
Cent TX Rgnl Mobility Auth, Sub Lien Rev Rfdg Bonds, Ser 2013:
5.000%, 1-1-33	6,000	6,571
5.000%, 1-1-42	3,000	3,286
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013B, 5.000%, 11-1-44	5,000	5,367
Grand Prkwy Trans Corp., First Tier Toll Rev Rfdg Bonds, Ser 2020C, 3.000%, 10-1-50	4,500	4,780
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
6.000%, 2-15-33	2,000	2,006
6.000%, 2-15-38	1,850	1,855
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2011B:
5.000%, 7-1-25	1,000	1,024
5.000%, 7-1-26	2,680	2,743
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2020A, 4.000%, 7-1-47	3,000	3,433
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds, Ser 2019B, 4.000%, 11-15-44	3,000	3,624
Montgomery, TX, Cnty Toll Road Auth, Sr Lien Toll Road Rev Bonds, Ser 2018, 5.000%, 9-15-48	1,000	1,101
New Hope Cultural Edu Fac Fin Corp., Edu Rev Bonds (Jubilee Academic Ctr), Ser 2016A, 5.000%, 8-15-46	8,000	8,067

North TX Twy Auth, Spl Proj Sys Rev Bonds Convertible Cap Apprec Bonds, Ser 2011C, 0.000%, 9-1-43(C)	5,000	6,974
North TX Twy Auth, Sys First Tier Rev Rfdg Bonds, Ser 2016A, 5.000%, 1-1-39	2,000	2,354
San Antonio, TX, Water Sys Jr Lien Rev and Rfdg Bonds, Ser 2019C, 4.000%, 5-15-34	1,500	1,863
San Antonio, TX, Water Sys Jr Lien Rev and Rfdg Bonds, Ser 2020A:
4.000%, 5-15-38	6,720	8,343
4.000%, 5-15-40	6,000	7,376
Sanger, TX, Indl Dev Corp., Indl Dev Rev Bonds (TX Pellets Proj), Ser 2012B, 8.000%, 7-1-38(A)	17,870	4,468
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Air Force Vig Oblig Group Proj), Ser 2016, 5.000%, 5-15-45	8,650	9,225
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckner Sr Living - Ventana Proj), Ser 2017A:
6.750%, 11-15-47	1,000	1,115
6.750%, 11-15-52	2,500	2,780
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012, 5.000%, 12-15-32	4,000	4,273

TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (NTE Mobility Partn Segments 3 LLC Segment 3C Proj), Ser 2019, 5.000%, 6-30-58	5,000	6,001
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Rfdg Bonds (LBJ Infra Group LLC I-635 Managed Lanes Proj), Ser 2020A, 4.000%, 6-30-40	1,000	1,172
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Rfdg Bonds (NTE Mobility Partn LLC North Tarrant Express Managed Lanes Proj), Ser 2019A:
4.000%, 12-31-38	2,000	2,335
4.000%, 12-31-39	2,000	2,330
TX Trans Comsn (Cent TX Tpk Sys), First Tier Rev Rfdg Bonds, Ser 2012-A, 5.000%, 8-15-41	10,445	11,262
TX Trans Comsn (Cent TX Tpk Sys), First Tier Rev Rfdg Bonds, Ser 2020-A, 3.000%, 8-15-40	1,000	1,089
TX Trans Comsn, State Hwy 249 Sys First Tier Toll Rev Bonds, Ser 2019A, 5.000%, 8-1-57	1,000	1,166
Wise Cnty, TX, Lease Rev Bonds (Parker Cnty Jr College Dist Proj), Ser 2011, 8.000%, 8-15-34	5,000	5,124

		154,269

Vermont - 0.1%
Vermont Econ Dev Auth, Solid Waste Disp Rev Bonds (Casella Waste Sys, Inc. Proj), Ser 2013, 4.625%, 4-1-36	1,000	1,146

Virginia - 4.7%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A, 2.000%, 10-1-48	2,248	197
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007B, 5.625%, 9-1-41	2,779	1,421
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007C, 0.000%, 9-1-41(C)	821	42
Marquis Cmnty Dev Auth (York Country, VA), Convertible Cap Apprec Rev Bonds, Ser 2015, 0.000%, 9-1-45(C)	859	438
Mosaic Dist Cmnty Dev Auth, Fairfax Cnty, VA, Rev Bonds, Ser 2011A, 6.875%, 3-1-36	4,300	4,345
The Rector and Visitors of the Univ of VA, Gen Rev Pledge Rfdg Bonds, Ser 2015A-2, 3.570%, 4-1-45	10,000	10,990
VA Small Business Fin Auth, Sr Lien Rev Bonds (95 Express Lanes LLC Proj), Ser 2012, 5.000%, 7-1-34	4,590	4,768
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012:
6.000%, 1-1-37	8,265	8,812
5.500%, 1-1-42	11,000	11,525

VA Small Business Fin Auth, Tax-Exempt Sr Lien Private Activity Rev Bonds (Transform 66 P3 Proj), Ser 2017, 5.000%, 12-31-56	4,000	4,647

		47,185

Washington - 0.5%
WA State Hsng Fin Comsn (Rockwood Ret Cmnty Proj), Nonprofit Hsng Rev and Rfdg Rev Bonds, Ser 2014A, 7.500%, 1-1-49	5,000	5,382

West Virginia - 0.5%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A, 6.750%, 10-1-37	5,000	4,906

Wisconsin - 2.4%
Pub Fin Auth Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B, 5.000%, 7-1-42	5,500	5,724
Pub Fin Auth, Higher Edu Fac Rev Bonds (Wittenberg Univ Proj), Ser 2016, 5.250%, 12-1-39	5,000	5,233
WI Hlth and Edu Fac Auth, Rev Bonds (Children’s Hosp of WI, Inc.), Ser 2020, 3.000%, 8-15-52	3,000	3,188

WI Pub Fin Auth, Edu Rev Bonds (Cornerstone Charter Academy Proj), Ser 2016A, 5.125%, 2-1-46	3,000	3,124
WI Pub Fin Auth, Edu Rev Bonds (Triad Edu Svc), Ser 2015A, 5.500%, 6-15-45	6,000	6,291

		23,560

TOTAL MUNICIPAL BONDS – 96.1%		$959,814
(Cost: $945,468)

SHORT-TERM SECURITIES	Shares
Money Market Funds(D) - 3.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	30,930	30,930

TOTAL SHORT-TERM SECURITIES – 3.1%		$30,930
(Cost: $30,930)

TOTAL INVESTMENT SECURITIES – 99.2%		$990,744
(Cost: $976,398)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		7,927

NET ASSETS - 100.0%		$998,671

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2020. Description of the reference rate and spread, if applicable, are included in the security description.
(C)	Zero coupon bond.
(D)	Rate shown is the annualized 7-day yield at December 31, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$—	$959,814	$—
Short-Term Securities	30,930	—	—

Total	$30,930	$959,814	$—

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$976,398

Gross unrealized appreciation	78,183

Gross unrealized depreciation	(63,837)

Net unrealized appreciation	$14,346